Rondure New World Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.92%)
Australia (1.94%)
Coca-Cola Amatil, Ltd.	360,500	$2,609,176

Bangladesh (0.86%)
Square Pharmaceuticals, Ltd.	391,432	1,162,114

Brazil (5.90%)
Ambev SA	402,200	2,128,851
B3 SA - Brasil Bolsa Balcao	229,600	2,544,861
Hypera SA	171,400	1,364,876
M Dias Branco SA	114,700	1,183,562
Raia Drogasil SA	33,300	719,863
		7,942,013

Canada (1.14%)
Lululemon Athletica, Inc.(a)	8,025	1,533,497

China (14.24%)
ANTA Sports Products, Ltd.	223,000	1,664,680
China Resources Beer Holdings Co., Ltd.	560,000	2,623,857
Haier Electronics Group Co., Ltd.	233,000	547,616
Hengan International Group Co., Ltd.	79,000	597,527
Kweichow Moutai Co., Ltd., Class A	21,500	3,015,229
Li Ning Co., Ltd.	1,696,000	4,181,326
TravelSky Technology, Ltd., Class H	409,000	800,562
Tsingtao Brewery Co., Ltd., Class H	381,000	2,228,372
Want Want China Holdings, Ltd.	590,000	458,873
Yum China Holdings, Inc.	67,175	3,056,463
		19,174,505

Greece (1.78%)
JUMBO SA	122,456	2,399,986

Hong Kong (4.26%)
Cafe de Coral Holdings, Ltd.	214,000	711,593

		Value
	Shares	(Note 2)
Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	57,000	$1,915,562
Vitasoy International Holdings, Ltd.	660,000	3,107,032
		5,734,187

India (8.25%)
Asian Paints, Ltd.	62,744	1,382,162
Britannia Industries, Ltd.	14,622	552,277
Castrol India, Ltd.	200,000	351,843
Colgate-Palmolive India, Ltd.	39,204	676,067
Dabur India, Ltd.	159,000	982,738
Godrej Consumer Products, Ltd.	7,953	69,065
Hero MotoCorp, Ltd.	31,500	1,074,008
Hindustan Unilever, Ltd.	25,135	629,770
Jubilant Foodworks, Ltd.	93,500	1,622,753
Marico, Ltd.	14,900	79,285
Maruti Suzuki India, Ltd.	6,070	480,873
Nestle India, Ltd.	3,718	629,008
Pidilite Industries, Ltd.	6,385	114,827
Radico Khaitan, Ltd.	440,000	1,896,570
United Breweries, Ltd.	27,500	564,179
		11,105,425

Indonesia (2.49%)
Indofood CBP Sukses Makmur Tbk PT	2,571,000	1,955,417
Kalbe Farma Tbk PT	1,014,000	105,954
Multi Bintang Indonesia Tbk PT	515,000	689,085
Unilever Indonesia Tbk PT	193,000	598,040
		3,348,496

Kenya (2.74%)
East African Breweries, Ltd.	487,200	955,202
Safaricom PLC	10,368,600	2,730,415
		3,685,617

Malaysia (5.86%)
Carlsberg Brewery Malaysia Bhd	558,000	3,253,605
Hartalega Holdings Bhd	776,000	929,068
Heineken Malaysia Bhd	588,000	3,238,357
Top Glove Corp. Bhd	432,000	474,040
		7,895,070

		Value
	Shares	(Note 2)
Mexico (4.39%)
Arca Continental SAB de CV	16,200	$86,081
Becle SAB de CV	1,769,600	2,627,102
Wal-Mart de Mexico SAB de CV	1,082,400	3,194,037
		5,907,220

Pakistan (0.12%)
Nestle Pakistan, Ltd.	4,578	163,500

Peru (1.48%)
Alicorp SAA	380,855	1,222,056
InRetail Peru Corp.(b)(c)	20,196	769,468
		1,991,524

Philippines (8.59%)
International Container Terminal Services, Inc.	601,000	1,594,399
Jollibee Foods Corp.	247,000	1,255,168
Philippine Seven Corp.	1,631,447	4,790,463
Puregold Price Club, Inc.	1,288,000	1,147,369
San Miguel Food and Beverage, Inc.	1,393,000	2,778,472
		11,565,871

Poland (1.89%)
AmRest Holdings SE(a)	94,000	977,581
Dino Polska SA(a)(b)(c)	41,600	1,563,554
		2,541,135

Russia (0.93%)
Alrosa PJSC	410,000	524,318
LUKOIL PJSC, Sponsored ADR	8,900	730,405
		1,254,723

South Africa (2.80%)
Clicks Group, Ltd.	115,400	1,643,256
Distell Group Holdings, Ltd.	69,900	649,465
Shoprite Holdings, Ltd.	137,200	1,473,989
		3,766,710

South Korea (1.99%)
LG Household & Health Care, Ltd.	650	688,237
Medy-Tox, Inc.	944	331,032
Ottogi Corp.	800	435,622

		Value
	Shares	(Note 2)
South Korea (continued)
S-1 Corp.	13,800	$1,218,916
		2,673,807

Sri Lanka (1.10%)
Lion Brewery Ceylon PLC	472,256	1,475,934

Taiwan (6.99%)
President Chain Store Corp.	284,000	2,731,234
Taiwan FamilyMart Co., Ltd.	274,000	1,990,215
Taiwan Semiconductor Manufacturing Co., Ltd.	416,000	3,420,789
Uni-President Enterprises Corp.	487,000	1,260,584
		9,402,822

Tanzania (0.13%)
Tanzania Breweries, Ltd.	34,234	169,755

Thailand (5.55%)
Airports of Thailand PCL	263,000	612,847
Bangkok Dusit Medical Services PCL	1,574,000	1,273,489
Bumrungrad Hospital PCL	103,000	568,674
CP ALL PCL	129,000	361,866
MK Restaurants Group PCL	559,000	1,423,882
TOA Paint Thailand PCL	2,494,000	3,225,252
		7,466,010

Turkey (0.67%)
BIM Birlesik Magazalar AS	107,600	903,447

United Arab Emirates (3.19%)
Aramex PJSC	3,253,000	3,883,409
DP World PLC	26,720	411,488
		4,294,897

United States (2.65%)
Kansas City Southern	9,125	1,129,128
Starbucks Corp.	25,800	2,443,002
		3,572,130

Uruguay (0.46%)
Arcos Dorados Holdings, Inc., Class A	77,600	616,920

		Value
	Shares	(Note 2)
Vietnam (6.53%)
Saigon Beer Alcohol Beverage Corp.	249,320	$2,987,909
Vietnam Dairy Products JSC	447,192	2,361,513
Vincom Retail JSC	2,181,185	3,446,575
		8,795,997

TOTAL COMMON STOCKS
(Cost $119,085,509)		133,152,488

TOTAL INVESTMENTS (98.92%)
(Cost $119,085,509)		$133,152,488

Other Assets In Excess Of Liabilities (1.08%)		1,449,350

NET ASSETS (100.00%)		$134,601,838

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $2,333,022 representing 1.73% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of those securities was $2,333,022, representing 1.73% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Overseas Fund

PORTFOLIO OF INVESTMENTS

July 31, 2019 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.27%)
Australia (7.94%)
Coca-Cola Amatil, Ltd.	77,100	$558,023
Domino's Pizza Enterprises, Ltd.	3,059	80,523
REA Group, Ltd.	5,946	398,823
SEEK, Ltd.	10,000	142,365
Sydney Airport	50,600	288,818
Treasury Wine Estates, Ltd.	23,500	282,563
		1,751,115

Austria (1.06%)
Mayr Melnhof Karton AG	1,850	233,757

Belgium (0.26%)
Lotus Bakeries NV	22	57,340

Britain (12.46%)
Abcam PLC	6,900	109,284
Compass Group PLC	4,696	118,811
Diageo PLC	6,500	271,051
Domino's Pizza Group PLC	36,100	108,485
Intertek Group PLC	2,400	166,138
J D Wetherspoon PLC	13,488	251,126
Rightmove PLC	19,800	126,637
St. James's Place PLC	15,900	189,732
Unilever NV	12,900	747,731
WH Smith PLC	10,287	264,579
Whitbread PLC	7,200	395,521
		2,749,095

Canada (3.13%)
Alimentation Couche-Tard, Inc., Class B	10,000	612,972
Dollarama, Inc.	2,100	77,807
		690,779

Denmark (1.14%)
Novozymes A/S, Class B	1,488	68,813
Royal Unibrew A/S	2,440	181,835
		250,648

Finland (2.50%)
Kone OYJ, Class B	2,300	131,039

		Value
	Shares	(Note 2)
Finland (continued)
Olvi Oyj, Class A	10,805	$420,434
		551,473

France (10.56%)
Danone SA	7,900	685,190
EssilorLuxottica SA	900	121,830
Laurent-Perrier	550	54,188
L'Oreal SA	1,300	347,834
LVMH Moet Hennessy Louis Vuitton SE	590	243,705
Pernod Ricard SA	2,482	435,551
Remy Cointreau SA	2,512	372,347
Sodexo SA	600	68,844
		2,329,489

Germany (8.48%)
adidas AG	1,130	360,180
CTS Eventim AG & Co., KGaA	3,745	186,749
Deutsche Post AG	7,505	244,112
New Work SE	235	90,010
Puma SE	10,360	721,746
SAP SE	2,200	268,919
		1,871,716

Hong Kong (1.65%)
Hong Kong Exchanges & Clearing, Ltd.	2,000	67,213
Vitasoy International Holdings, Ltd.	63,000	296,580
		363,793

Italy (3.27%)
Davide Campari-Milano SpA	10,509	97,738
De' Longhi SpA	11,781	236,870
DiaSorin SpA	383	44,418
Ferrari NV	2,125	342,180
		721,206

Japan (29.23%)
ABC-Mart, Inc.	3,600	227,528
Calbee, Inc.	6,800	191,838
Coca-Cola Bottlers Japan Holdings, Inc.	4,800	118,152
Cosmos Pharmaceutical Corp.	1,200	220,969
Create SD Holdings Co., Ltd.	16,500	369,631
Ezaki Glico Co., Ltd.	5,400	234,454

		Value
	Shares	(Note 2)
Japan (continued)
Kewpie Corp.	9,900	$224,026
Kirin Holdings Co., Ltd.	12,500	271,103
Kobayashi Pharmaceutical Co., Ltd.	1,800	128,421
Kusuri no Aoki Holdings Co., Ltd.	2,500	165,295
Matsumotokiyoshi Holdings Co., Ltd.	7,500	249,652
McDonald's Holdings Co. Japan, Ltd.	1,800	80,825
MEIJI Holdings Co., Ltd.	800	55,556
MISUMI Group, Inc.	6,400	143,626
MonotaRO Co., Ltd.	10,500	229,220
Morinaga & Co., Ltd.	3,900	182,858
Oriental Land Co., Ltd.	2,500	329,864
Pigeon Corp.	5,200	189,617
Secom Co., Ltd.	4,500	352,670
Seria Co., Ltd.	6,500	151,968
Seven & i Holdings Co., Ltd.	11,200	382,233
Shimano, Inc.	700	98,826
Ship Healthcare Holdings, Inc.	6,400	287,592
SK Kaken Co., Ltd.	174	79,526
Sundrug Co., Ltd.	3,700	102,302
Suntory Beverage & Food, Ltd.	11,500	456,302
Tsuruha Holdings, Inc.	1,300	132,329
Unicharm Corp.	13,000	367,784
Yamato Holdings Co., Ltd.	21,700	426,024
		6,450,191

Netherlands (2.72%)
Euronext NV(a)(b)	7,790	601,360

New Zealand (5.01%)
Air New Zealand, Ltd.	227,802	405,539
Auckland International Airport, Ltd.	51,800	315,567
Mainfreight, Ltd.	13,931	383,973
		1,105,079

South Korea (0.86%)
S-1 Corp.	2,150	189,904

Spain (1.06%)
Amadeus IT Group SA	3,004	234,753

		Value
	Shares	(Note 2)
Sweden (2.47%)
Axfood AB	19,844	$417,803
Loomis AB, Class B	3,682	126,647
		544,450

Switzerland (4.25%)
Cie Financiere Richemont SA	3,025	259,222
Nestle SA	6,400	678,958
		938,180

Taiwan (1.22%)
President Chain Store Corp.	28,000	269,277

TOTAL COMMON STOCKS
(Cost $20,738,372)		21,903,605

PREFERRED STOCKS (0.23%)
Germany (0.23%)
FUCHS PETROLUB SE	1,351	51,769

TOTAL PREFERRED STOCKS
(Cost $73,715)		51,769

TOTAL INVESTMENTS (99.50%)
(Cost $20,812,087)		$21,955,374

Other Assets In Excess Of Liabilities (0.50%)		110,148

NET ASSETS (100.00%)		$22,065,522

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019, these securities had a total aggregate market value of $601,360 representing 2.73% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2019, the aggregate market value of those securities was $601,360, representing 2.73% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2019 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2019, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2019 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2019:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
Australia	$–	$2,609,176	$–	$2,609,176
Bangladesh	–	1,162,114	–	1,162,114
Brazil	–	7,942,013	–	7,942,013
China	3,056,463	16,118,042	–	19,174,505
Greece	–	2,399,986	–	2,399,986
Hong Kong	–	5,734,187	–	5,734,187
India	–	11,105,425	–	11,105,425
Indonesia	–	3,348,496	–	3,348,496
Kenya	–	3,685,617	–	3,685,617
Malaysia	–	7,895,070	–	7,895,070
Mexico	–	5,907,220	–	5,907,220
Peru	769,468	1,222,056	–	1,991,524
Philippines	–	11,565,871	–	11,565,871
Poland	–	2,541,135	–	2,541,135
Russia	730,405	524,318	–	1,254,723
South Africa	–	3,766,710	–	3,766,710
South Korea	–	2,673,807	–	2,673,807
Sri Lanka	–	1,475,934	–	1,475,934
Taiwan	–	9,402,822	–	9,402,822
Tanzania	–	169,755	–	169,755
Thailand	–	7,466,010	–	7,466,010
Turkey	–	903,447	–	903,447
United Arab Emirates	411,488	3,883,409	–	4,294,897
Vietnam	–	8,795,997	–	8,795,997
Other*	5,886,047	–	–	5,886,047
Total	$10,853,871	$122,298,617	$–	$133,152,488

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2019 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$1,751,115	$–	$1,751,115
Austria	–	233,757	–	233,757
Belgium	–	57,340	–	57,340
Britain	251,126	1,831,397	–	2,082,523
Denmark	–	250,648	–	250,648
Finland	420,434	131,039	–	551,473
France	495,379	1,834,110	–	2,329,489
Germany	90,010	1,781,706	–	1,871,716
Great Britain	–	666,572	–	666,572
Hong Kong	–	363,793	–	363,793
Italy	–	721,206	–	721,206
Japan	–	6,450,191	–	6,450,191
Netherlands	–	601,360	–	601,360
New Zealand	–	1,105,079	–	1,105,079
Spain	–	234,753	–	234,753
Sweden	–	544,450	–	544,450
Switzerland	–	938,180	–	938,180
Taiwan	–	269,277	–	269,277
Other*	880,683	–	–	880,683
Preferred Stocks*	$–	$51,769	$–	$51,769
Total	$2,137,632	$19,817,742	$–	$21,955,374

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2019, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

Rondure Funds	Notes to Quarterly Portfolios of Investments
July 31, 2019 (Unaudited)

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.